Remuneration Of Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Remuneration Of Directoes And Other Members Of Key Management Personnel
The remuneration of directors and other members of key management personnel during the years were as follows:

	2021	2020	2019
	S$’000	S$’000	S$’000
Short-term employee benefits	11,575	7,606	6,318
Post-employment benefits	352	287	150
Equity-settled share-based payment expenses	5,059	—	—
Directors’ fees	42	—	—

	17,028	7,893	6,468